FINANCE EXPENSE (INCOME)	6 Months Ended
Jun. 30, 2021
Finance Expense
FINANCE EXPENSE (INCOME)

15. FINANCE EXPENSE (INCOME)

Finance expense (income) consist of the following:

	Three months ended		Six months ended
	June 30	June 30	June 30	June 30
	2021	2020	2021	2020
	$	$	$	$
Interest expense - Debentures	984	-	1,632	-
Interest expense - other	16	246	46	487
Rehabilitation provision - accretion	18	16	36	30
Post-retirement benefits - accretion	7	2	15	1
Unrealized (gain) loss on currency hedges	-	(818)	21	1,019
Finance expense (income)	1,025	(554)	1,750	1,537